JPMORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 18, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Exchange-Traded Fund Trust (the “Trust”),
on behalf of the funds (the “Funds”) listed in Appendix A
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A. These exhibits contain the risk/return summary information in the prospectuses for the Funds as dated July 1, 2019. The purpose of this filing is to submit the XBRL information from the 497 filing dated July 3, 2019.
Please contact the undersigned at (614) 213-4020 if you have any questions concerning this filing.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Assistant Secretary

Appendix A
J.P. Morgan ETF Funds
JPMorgan BetaBuilders MSCI US REIT ETF
JPMorgan Core Plus Bond ETF
JPMorgan Corporate Bond Research Enhanced ETF
JPMorgan Disciplined High Yield ETF
JPMorgan Global Bond Opportunities ETF
JPMorgan Municipal ETF
JPMorgan U.S. Aggregate Bond ETF
JPMorgan Ultra-Short Income ETF
JPMorgan Ultra-Short Municipal Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase